Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Loss Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:
	For the Six Months Ended March 31,
	2022	2023
Net loss	(243,224)	(43,325)
Net loss per share—Basic and diluted	(0.14)	(0.00)
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	1,728,612,425	27,715,937,039
The following table sets forth the computation of basic and diluted earnings per share for the years indicated:
	For the years ended September 30,
	2020	2021	2022
Numerator:
Net (loss) income attributable to FLJ Group Limited’s ordinary shareholders	(1,533,592)	(569,174)	820,023
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	1,351,127,462	1,460,692,909	10,258,424,457
Net loss per share—basic and diluted	(1.14)	(0.39)	0.08